Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

December 4, 2023

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 812 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Funds listed in Exhibit A, the form of U.S. Equity Funds Class R Prospectu, U.S. Equity Funds Administrator Class Prospectus, U.S. Equity Funds Institutional Class Prospectus and the Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 812 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on November 21, 2023.

If you have any questions, please contact me at (617) 895-9401.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Allspring Disciplined U.S. Core Fund
Allspring Discovery All Cap Growth Fund
Allspring Discovery Large Cap Growth Fund
Allspring Growth Fund
Allspring Large Cap Core Fund
Allspring Large Cap Growth Fund
Allspring Large Company Value Fund
Allspring Premier Large Company Growth Fund
Allspring Special Large Cap Value Fund